Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product warranty activities
Balance at the beginning	¥ 5,125	¥ 3,208
Provided during the year		10,188
Adjustments to pre-existing warranty liabilities	(236)
Utilized during the year	(3,488)	(8,271)
Balance at the end	¥ 1,401	¥ 5,125